Accounts Receivable (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2014 D
Accounts Receivable 1	3.75%
Accounts Receivable 2	1.00%
Accounts Receivable 3	28
Accounts Receivable 4	80.00%
Accounts Receivable 5	$ 31,555
Accounts Receivable 6	6,395
Accounts Receivable 7	$ 0